SUPPLEMENT DATED JULY 31, 2023

TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS,

EACH DATED AUGUST 31, 2022, AS AMENDED AND RESTATED JANUARY 1, 2023,

AND AS FURTHER AMENDED TO DATE, AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2022, AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus and Statutory Prospectus, each dated August 31, 2022, as amended and restated January 1, 2023, and as further amended to date, and Statement of Additional Information dated August 31, 2022, as amended to date, and should be read in conjunction with such Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Removal of Easterly Investment Partners LLC as Subadviser to the Fund

I.

To reflect the removal of Easterly Investment Partners LLC as a subadviser to the Fund, all references to Easterly Investment Partners LLC in relation to the Fund are removed from the Summary Prospectus, Statutory Prospectus and Statement of Additional Information.

Please retain this supplement for future reference.